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                               [Nationwide LOGO]

                                 NATIONWIDE(R)
                             VA SEPARATE ACCOUNT-C




                                 ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS
                               DECEMBER 31, 2000



                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

                               [Nationwide LOGO]

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                                   [PICTURE]

                              PRESIDENT'S MESSAGE

                  We are pleased to bring you the 2000 annual report of the Nationwide VA Separate Account-C.

                  The red-hot technology sector finally cooled in 2000. The lofty valuations these stocks achieved in the late 1990s were restored to more reasonable levels. The NASDAQ was off over 39% and suffered its worst decline in nearly thirty years. Though not as drastic, the other major market indices were also off for the year. Softening corporate earnings of the long anticipated economic contraction helped trigger this market pullback.

                  Early this year the Federal Reserve aggressively responded to the slowing economy with two half-percentage-point reductions in short-term interest rates. And, further easing by the Fed is expected. The new administration in Washington D.C. is expected to supply further economic stimulus through a broad-based income tax reduction. While we can offer no guarantee of future market performance, history tells us this combination of favorable monetary and fiscal policy sets the stage for higher equity markets twelve to eighteen months out.

                  The varied array of investment options offered through your variable contract allow you to diversify your holdings to meet the changing economic and market conditions. We are pleased you have selected Nationwide and our investment products to help you achieve your long-term planning and retirement goals.

                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                               February 16, 2001

HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-C. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-860-3946 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity
This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2000. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 13. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 11, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-C

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2000



ASSETS:
   Investments at fair value:
      Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
         5,006,836 shares (cost $112,671,587) .........................   $  127,774,445
      Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)
         1,134,156 shares (cost $23,155,962) ..........................       22,671,769
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         18,074,988 shares (cost $18,074,988) .........................       18,074,988
      Nationwide SAT - Total Return Fund (NSATTotRe)
         7,217,213 shares (cost $106,087,853) .........................       84,008,360
      One Group - Balanced Portfolio - Class A (OGBal)
         13,156,052 shares (cost $192,688,023) ........................      203,655,679
      One Group - Bond Portfolio - Class A (OGBond)
         3,569,107 shares (cost $36,324,537) ..........................       37,689,768
      One Group - Diversified Equity Portfolio - Class A (OGDivEq)
         2,538,452 shares (cost $44,862,484) ..........................       42,493,682
      One Group - Diversified Mid Cap Portfolio - Class A (OGDivMidCap)
         1,226,822 shares (cost $20,420,201) ..........................       21,874,231
      One Group - Equity Index Portfolio - Class A (OGEqIx)
         7,940,200 shares (cost $94,816,258) ..........................       90,677,082
      One Group - Government Bond Portfolio - Class A (OGGvtBd)
         8,914,311 shares (cost $92,236,772) ..........................       93,600,262
      One Group - Large Cap Growth Portfolio - Class A (OGLgCapGr)
         14,196,524 shares (cost $289,472,916) ........................      284,924,231
      One Group - Mid Cap Growth Portfolio - Class A (OGMidCapGr)
         9,096,614 shares (cost $160,108,632) .........................      193,121,124
      One Group - Mid Cap Value Portfolio - Class A (OGMidCapV)
         2,489,300 shares (cost $27,449,061) ..........................       32,759,190
                                                                          --------------
            Total investments .........................................    1,253,324,811
   Accounts receivable ................................................          115,855
                                                                          --------------
            Total assets ..............................................    1,253,440,666
Accounts payable ......................................................             --
                                                                          --------------
Contract owners' equity (note 4) ......................................   $1,253,440,666
                                                                          ==============



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000

                                                     Total       FidVIPEI      FidVIPOv      NSATMyMkt     NSATTotRe      OGBal
                                                 ------------  ------------  ------------  ------------   -----------  ------------
Investment Activity:
  Reinvested dividends...................        $ 17,221,906     2,149,250       392,497       930,488       566,341     5,753,910
  Mortality and expense risk charges
    (note 2).............................         (15,729,303)   (1,620,639)     (350,443)     (207,656)   (1,168,992)   (2,596,925)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net investment income................           1,492,603       528,611        42,054       722,832      (602,651)    3,156,985
                                                 ------------  ------------  ------------  ------------   -----------  ------------

  Proceeds from mutual funds shares sold.          54,643,782    16,527,830     2,837,091    12,812,181     9,299,566     4,910,645
  Cost of mutual fund shares sold........         (42,694,350)  (13,272,225)   (2,178,913)  (12,812,181)   (5,960,228)   (3,437,330)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Realized gain (loss) on investments..          11,949,432     3,255,605       658,178             -     3,339,338     1,473,315
  Change in unrealized gain (loss)
    on investments.......................        (147,383,880)   (3,898,603)   (9,069,614)            -   (36,856,161)   (4,130,699)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net gain (loss) on investments.......        (135,434,448)     (642,998)   (8,411,436)            -   (33,516,823)   (2,657,384)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
  Reinvested capital gains...............          54,488,768     8,265,251     2,471,671             -    31,159,150       136,329
                                                 ------------  ------------  ------------  ------------   -----------  ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..         $(79,453,077)    8,150,864    (5,897,711)      722,832    (2,960,324)      635,930
                                                 ============  ============  ============  ============   ===========  ============



                                                      OGBond          OGDivEq
                                                 --------------  --------------
Investment Activity:
  Reinvested dividends...................        $    1,490,450         114,582
  Mortality and expense risk charges
    (note 2).............................              (266,054)       (321,976)
                                                 --------------  --------------
    Net investment income................             1,224,396        (207,394)
                                                 --------------  --------------

  Proceeds from mutual funds shares sold.                98,605          44,101
  Cost of mutual fund shares sold........               (97,067)        (47,346)
                                                 --------------  --------------
    Realized gain (loss) on investments..                 1,538          (3,245)
  Change in unrealized gain (loss)
    on investments.......................             1,468,219      (2,158,773)
                                                 --------------  --------------
    Net gain (loss) on investments.......             1,469,757      (2,162,018)
                                                 --------------  --------------
  Reinvested capital gains...............                     -               -
                                                 --------------  --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations..         $    2,694,153      (2,369,412)
                                                 ==============  ==============


                                                  OGDivMidCap     OGEqix        OGGvtBd      OGLgCapGr    OGMidCapGr    OGMidCapV
                                                 ------------  ------------  ------------  ------------   -----------  ------------
Investment Activity:
  Reinvested dividends...................        $     48,429       817,273     4,762,317             -             -       196,369
  Mortality and expense risk charges
    (note 2).............................            (154,431)   (1,005,657)     (986,153)   (4,432,111)   (2,402,223)     (216,043)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net investment income................            (106,002)     (188,384)    3,776,164    (4,432,111)   (2,402,223)      (19,674)
                                                 ------------  ------------  ------------  ------------   -----------  ------------

  Proceeds from mutual funds shares sold.              68,722        17,381     1,939,049     5,205,326       814,909        68,376
  Cost of mutual fund shares sold........             (60,759)      (14,517)   (1,945,345)   (2,396,980)     (413,850)      (57,609)
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Realized gain (loss) on investments..               7,963         2,864        (6,296)    2,808,346       401,059        10,767
  Change in unrealized gain (loss)
    on investments.......................           1,422,813   (10,215,891)    4,300,022   (93,530,216)      150,683     5,134,340
                                                 ------------  ------------  ------------  ------------   -----------  ------------
    Net gain (loss) on investments.......           1,430,776   (10,213,027)    4,293,726   (90,721,870)      551,742     5,145,107
                                                 ------------  ------------  ------------  ------------   -----------  ------------
  Reinvested capital gains...............             259,972     1,054,653             -     6,914,049     4,225,947         1,746
                                                 ------------  ------------  ------------  ------------   -----------  ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations..        $  1,584,746    (9,346,758)    8,069,890   (88,239,932)    2,375,466     5,127,179
                                                 ============  ============  ============  ============   ===========  ============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                              Total                         FidVIPEI
                                                -----------------------------   ------------------------------
                                                       2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $    1,492,603          26,359         528,611          74,484
  Realized gain (loss) on investments....           11,949,432      12,213,943       3,255,605       1,810,661
  Change in unrealized gain (loss)
    on investments.......................         (147,383,880)     57,565,857      (3,898,603)        (81,380)
  Reinvested capital gains...............           54,488,768      58,350,947       8,265,251       3,974,261
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (79,453,077)    128,157,106       8,150,864       5,778,026
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          358,966,692     325,941,152       4,558,310      21,301,189
  Transfers between funds................                    -               -      (7,227,141)     (5,090,540)
  Redemptions............................          (85,315,577)    (73,109,289)     (9,996,405)     (8,727,106)
  Annuity benefits ......................              (59,245)           (412)        (14,662)            (77)
  Annual contract maintenance charges
    (note 2).............................                  (30)              -               -               -
  Contingent deferred sales charges
    (note 2).............................           (2,071,743)     (1,499,781)       (201,881)       (222,077)
  Adjustments to maintain reserves.......              (40,162)        (76,910)         47,569          (7,606)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............          271,479,935     251,254,760     (12,834,210)      7,253,783
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....          192,026,858     379,411,866      (4,683,346)     13,031,809
Contract owners' equity beginning
  of period..............................        1,061,413,808     682,001,942     132,467,377     119,435,568
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $1,253,440,666   1,061,413,808     127,784,031     132,467,377
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           47,911,959      32,023,816       5,945,562       5,625,877
                                                --------------  --------------  --------------  --------------
  Units purchased........................           26,940,529      21,155,941         373,513       1,105,341
  Units redeemed.........................           (8,668,190)     (5,267,798)       (968,633)       (785,656)
                                                --------------  --------------  --------------  --------------
  Ending units...........................           66,184,298      47,911,959       5,350,442       5,945,562
                                                ==============  ==============  ==============  ==============



                                                           FidVIPOv                         NSATMyMkt
                                                ------------------------------  ------------------------------
                                                      2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................              42,054            9,336         722,832         429,969
  Realized gain (loss) on investments....             658,178          507,821               -               -
  Change in unrealized gain (loss)
    on investments.......................          (9,069,614)       7,135,457               -               -
  Reinvested capital gains...............           2,471,671          472,977               -               -
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................          (5,897,711)       8,125,591         722,832         429,969
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           1,022,338        3,115,936       3,352,602       4,405,895
  Transfers between funds................           1,404,007         (526,998)     (2,151,088)      6,813,845
  Redemptions............................          (2,042,718)      (1,441,989)     (3,277,957)     (1,853,162)
  Annuity benefits ......................             (15,038)               -               -               -
  Annual contract maintenance charges
    (note 2).............................                  (7)               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (40,680)         (45,800)        (53,218)        (46,359)
  Adjustments to maintain reserves.......              15,909              643             448           1,045
                                                -------------   --------------  --------------  --------------
      Net equity transactions............             343,811        1,101,792      (2,129,213)      9,321,264
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          (5,553,900)       9,227,383      (1,406,381)      9,751,233
Contract owners' equity beginning
  of period..............................          28,241,421       19,014,038      19,481,812       9,730,579
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          22,687,521       28,241,421      18,075,431      19,481,812
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           1,418,346        1,344,297       1,590,431         822,056
                                                -------------   --------------  --------------  --------------
  Units purchased........................             203,076          296,295       1,217,107       1,577,542
  Units redeemed.........................            (204,553)        (222,246)     (1,397,562)       (809,167)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           1,416,869        1,418,346       1,409,976       1,590,431
                                                =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                              NSATTotRe                         OGBal
                                                ------------------------------  ------------------------------
                                                        2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $     (602,651)       (586,233)      3,156,985       1,851,160
  Realized gain (loss) on investments....            3,339,338       1,015,058       1,473,315         900,548
  Change in unrealized gain (loss)
    on investments.......................          (36,856,161)        724,945      (4,130,699)      3,744,156
  Reinvested capital gains...............           31,159,150       3,434,465         136,329       3,323,855
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           (2,960,324)      4,588,235         635,930       9,819,719
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................            4,937,557      15,713,024      35,299,932      80,424,824
  Transfers between funds................           (3,145,812)     (2,485,105)     (1,300,001)        134,373
  Redemptions............................           (7,174,234)     (5,125,298)    (13,977,973)     (9,809,835)
  Annuity benefits ......................              (14,730)            (87)              -             (80)
  Annual contract maintenance charges
    (note 2).............................                   (5)              -               -               -
  Contingent deferred sales charges
    (note 2).............................             (155,697)       (130,968)       (358,181)       (240,180)
  Adjustments to maintain reserves.......                8,675          (8,858)         13,879         (24,183)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           (5,544,246)      7,962,708      19,677,656      70,484,919
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           (8,504,570)     12,550,943      20,313,586      80,304,638
Contract owners' equity beginning
  of period..............................           92,522,015      79,971,072     183,356,734     103,052,096
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $   84,017,445      92,522,015     203,670,320     183,356,734
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            3,934,051       3,589,203       9,319,175       5,490,246
                                                --------------  --------------  --------------  --------------
  Units purchased........................              323,051         750,993       2,123,764       4,524,592
  Units redeemed.........................             (567,779)       (406,145)     (1,126,296)       (695,663)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            3,689,323       3,934,051      10,316,643       9,319,175
                                                ==============  ==============  ==============  ==============


                                                              OGBond                           OGDivEq
                                                ------------------------------  ------------------------------
                                                       2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................           1,224,396           67,810        (207,394)         (5,670)
  Realized gain (loss) on investments....               1,538                -          (3,245)              -
  Change in unrealized gain (loss)
    on investments.......................           1,468,219         (102,988)     (2,158,773)       (210,028)
  Reinvested capital gains...............                   -                -               -         549,596
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           2,694,153          (35,178)     (2,369,412)        333,898
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          31,409,945        5,339,445      39,049,909       6,387,974
  Transfers between funds................            (603,045)             533         358,516           1,494
  Redemptions............................          (1,028,878)         (14,819)     (1,218,195)        (13,200)
  Annuity benefits ......................                   -                -               -               -
  Annual contract maintenance charges
    (note 2).............................                   -                -               -               -
  Contingent deferred sales charges
    (note 2).............................             (23,620)             (47)        (40,038)           (198)
  Adjustments to maintain reserves.......             (49,963)           2,528           3,360           2,519
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          29,704,439        5,327,640      38,153,552       6,378,589
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          32,398,592        5,292,462      35,784,140       6,712,487
Contract owners' equity beginning
  of period..............................           5,292,462                -       6,712,487               -
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          37,691,054        5,292,462      42,496,627       6,712,487
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................             527,722                -         634,909               -
                                                -------------   --------------  --------------  --------------
  Units purchased........................           3,113,201          529,190       3,867,066         636,158
  Units redeemed.........................            (247,431)          (1,468)       (244,121)         (1,249)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           3,393,492          527,722       4,257,854         634,909
                                                =============   ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                           OGDivMidCap                       OGEqix
                                                ------------------------------  ------------------------------
                                                       2000            1999            2000            1999
                                                --------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................       $     (106,002)         (1,372)       (188,384)        142,517
  Realized gain (loss) on investments....                7,963            (246)          2,864         509,799
  Change in unrealized gain (loss)
    on investments.......................            1,422,813          31,217     (10,215,891)      4,820,047
  Reinvested capital gains...............              259,972         174,370       1,054,653         647,824
                                                --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            1,584,746         203,969      (9,346,758)      6,120,187
                                                --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           18,614,211       2,588,143      45,574,059      36,015,097
  Transfers between funds................             (301,942)          1,194       4,818,210       2,402,047
  Redemptions............................             (661,756)         (6,028)     (4,278,781)     (4,086,915)
  Annuity benefits ......................                    -               -         (14,815)              -
  Annual contract maintenance charges
    (note 2).............................                    -               -               -               -
  Contingent deferred sales charges
    (note 2).............................              (23,178)           (122)       (133,451)        (54,097)
  Adjustments to maintain reserves.......             (128,722)         10,022          12,433         (40,333)
                                                --------------  --------------  --------------  --------------
      Net equity transactions............           17,498,613       2,593,209      45,977,655      34,235,799
                                                --------------  --------------  --------------  --------------

Net change in contract owners' equity....           19,083,359       2,797,178      36,630,897      40,355,986
Contract owners' equity beginning
  of period..............................            2,797,178               -      54,058,615      13,702,629
                                                --------------  --------------  --------------  --------------
Contract owners' equity end of period....       $   21,880,537       2,797,178      90,689,512      54,058,615
                                                ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................              256,836               -       4,127,917         998,546
                                                --------------  --------------  --------------  --------------
  Units purchased........................            1,589,573         257,433       4,175,608       3,344,888
  Units redeemed.........................             (142,395)           (597)       (567,991)       (215,517)
                                                --------------  --------------  --------------  --------------
  Ending units...........................            1,704,014         256,836       7,735,534       4,127,917
                                                ==============  ==============  ==============  ==============


                                                            OGGvtBd                         OGLgCapGr
                                                ------------------------------  ------------------------------
                                                      2000            1999             2000            1999
                                                -------------   --------------  --------------  --------------

Investment activity:
  Net investment income..................           3,776,164        2,319,117      (4,432,111)     (2,910,214)
  Realized gain (loss) on investments....              (6,296)          30,774       2,808,346       6,736,690
  Change in unrealized gain (loss)
    on investments.......................           4,300,022       (3,690,058)    (93,530,216)     33,665,907
  Reinvested capital gains...............                   -            2,360       6,914,049      29,768,620
                                                -------------   --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................           8,069,890       (1,337,807)    (88,239,932)     67,261,003
                                                -------------   --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................          35,113,390       35,090,477      65,440,962      84,344,126
  Transfers between funds................          (6,369,045)      (2,340,963)      2,888,033       1,401,455
  Redemptions............................          (6,204,837)     (10,387,808)    (24,122,571)    (25,175,190)
  Annuity benefits ......................                   -              (61)              -            (107)
  Annual contract maintenance charges
    (note 2).............................                   -                -              (8)              -
  Contingent deferred sales charges
    (note 2).............................            (179,514)         (87,123)       (582,869)       (474,350)
  Adjustments to maintain reserves.......               2,654           (5,840)         19,533          (7,374)
                                                -------------   --------------  --------------  --------------
      Net equity transactions............          22,362,648       22,268,682      43,643,080      60,088,560
                                                -------------   --------------  --------------  --------------

Net change in contract owners' equity....          30,432,538       20,930,875     (44,596,852)    127,349,563
Contract owners' equity beginning
  of period..............................          63,170,455       42,239,580     329,541,396     202,191,833
                                                -------------   --------------  --------------  --------------
Contract owners' equity end of period....          93,602,993       63,170,455     284,944,544     329,541,396
                                                =============   ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................           4,913,504        2,670,734      10,080,320       7,573,275
                                                -------------   --------------  --------------  --------------
  Units purchased........................           2,896,721        3,011,274       2,608,652       3,449,070
  Units redeemed.........................          (1,224,578)        (768,504)     (1,227,401)       (942,025)
                                                -------------   --------------  --------------  --------------
  Ending units...........................           6,585,647        4,913,504      11,461,571      10,080,320
                                                =============   ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-C
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                             OGMidCapGr                       OGMidCapV
                                               --------------------------------  ------------------------------
                                                        2000            1999            2000            1999
                                               ----------------  --------------  --------------  --------------

Investment activity:
  Net investment income..................      $    (2,402,223)     (1,366,426)        (19,674)          1,881
  Realized gain (loss) on investments....              401,059         703,176          10,767            (338)
  Change in unrealized gain (loss)
    on investments.......................              150,683      11,352,793       5,134,340         175,789
  Reinvested capital gains...............            4,225,947      16,002,619           1,746               -
                                               ---------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations.........................            2,375,466      26,692,162       5,127,179         177,332
                                               ---------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners......................           49,360,589      27,336,129      25,232,888       3,878,893
  Transfers between funds................           12,380,823        (313,270)       (751,515)          1,935
  Redemptions............................          (10,477,596)     (6,448,351)       (853,676)        (19,588)
  Annuity benefits ......................                    -               -               -               -
  Annual contract maintenance charges
    (note 2).............................                  (10)              -               -               -
  Contingent deferred sales charges
    (note 2).............................             (251,421)       (198,328)        (27,995)           (132)
  Adjustments to maintain reserves.......               20,054              88          (5,991)            439
                                               ---------------  --------------  --------------  --------------
      Net equity transactions............           51,032,439      20,376,268      23,593,711       3,861,547
                                               ---------------  --------------  --------------  --------------

Net change in contract owners' equity....           53,407,905      47,068,430      28,720,890       4,038,879
Contract owners' equity beginning
  of period..............................          139,732,977      92,664,547       4,038,879               -
                                               ---------------  --------------  --------------  --------------
Contract owners' equity end of period....      $   193,140,882     139,732,977      32,759,769       4,038,879
                                               ===============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units........................            4,765,508       3,909,582         397,678               -
                                               ---------------  --------------  --------------  --------------
  Units purchased........................            2,077,160       1,273,470       2,372,037         399,695
  Units redeemed.........................             (534,480)       (417,544)       (214,970)         (2,017)
                                               ---------------  --------------  --------------  --------------
  Ending units...........................            6,308,188       4,765,508       2,554,745         397,678
                                               ===============  ==============  ==============  ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2000 AND 1999


(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide VASeparate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on July 24, 1991. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On August 17, 1994, the Company (Depositor) transferred to the Account, 97,500 shares of the One Group-Asset Allocation Fund, 500,000 shares of the One Group-Government Bond Fund, 300,000 shares of the One Group-Large Company Growth Fund and 2,500 shares of the One Group-Small Company Growth Fund, for which the Account was credited with 97,500 units of the One Group-Asset Allocation Fund, 500,000 units of the One Group-Government Bond Fund, 300,000 units of the One Group-Large Company Growth Fund and 2,500 units of the One Group-Small Company Growth Fund. These amounts represented the initial funding of the Account.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity VIP - Overseas Portfolio: Initial Class (FidVIPOv)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Funds of The One Group(R) Investment Trust (One Group);

                One Group - Balanced Portfolio (OGBal) (formerly One Group -
                  Asset Allocation Fund)
                One Group - Bond Portfolio (OGBond)
                One Group - Diversified Equity Portfolio (OGDivEq)
                One Group - Diversified Mid Cap Portfolio (OGDivMidCap)
                One Group - Equity Index Portfolio (OGEqIx) (formerly One Group
                   - Equity Index Fund)
                One Group - Government Bond Portfolio (OGGvtBd)
                  (formerly One Group - Government Bond Fund)
                One Group - Large Cap Growth Portfolio (OGLgCapGr)
                  (formerly One Group - Large Company Growth Fund))
                One Group - Mid Cap Growth Portfolio (OGMidCapGr)
                  (formerly One Group - Growth Opportunities Fund)
                One Group - Mid Cap Value Portfolio (OGMidCapV)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

(4) Financial Highlights

     The following is a summary of units outstanding, unit fair values and contract owners' equity for variable annuity contracts as of the end of the period indicated, and the expense ratios and total return for each of the five years in the period ended December 31, 2000.

     The following is a summary for 2000:

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        Fidelity VIP - Equity-Income Portfolio:
        Initial Class:

         Tax qualified............................  1,730,820     $ 23.843779    $  41,269,290         1.25%       7.02%
         Non-tax qualified........................  3,619,622       23.843779       86,305,467         1.25%       7.02%

        Fidelity VIP - Overseas Portfolio:
        Initial Class:
         Tax qualified............................    378,945       15.898290        6,024,578         1.38%     (20.16)%
         Non-tax qualified........................  1,037,925       15.898290       16,501,233         1.38%     (20.16)%

        Nationwide SAT - Money Market Fund:
         Tax qualified............................    512,947       12.819682        6,575,817         1.11%       4.66%
         Non-tax qualified........................    897,028       12.819682       11,499,614         1.11%       4.66%

        Nationwide SAT - Total Return Fund:
         Tax qualified............................  1,190,310       22.721959       27,046,175         1.33%      (3.39)%
         Non-tax qualified........................  2,499,013       22.721959       56,782,471         1.33%      (3.39)%

        One Group - Balanced Portfolio:
         Tax qualified............................  2,949,960       19.741918       58,237,868         1.34%       0.34%
         Non-tax qualified........................  7,366,683       19.741918      145,432,452         1.34%       0.34%

        One Group - Bond Portfolio:
         Tax qualified............................  1,077,837       11.106864       11,971,389         1.24%      10.75%
         Non-tax qualified........................  2,315,655       11.106864       25,719,665         1.24%      10.75%

        One Group - Diversified Equity Portfolio:
         Tax qualified............................  1,269,349        9.980762       12,669,070         1.31%      (5.60)%
         Non-tax qualified........................  2,988,505        9.980762       29,827,557         1.31%      (5.60)%

        One Group - Diversified Mid Cap Portfolio:
         Tax qualified............................    497,048       12.840593        6,382,391         1.25%      17.90%
         Non-tax qualified........................  1,206,965       12.840593       15,498,146         1.25%      17.90%

        One Group - Equity Index Portfolio:
         Tax qualified............................  2,175,593       11.701041       25,456,703         1.39%     (10.65)%
         Non-tax qualified........................  5,559,941       11.701041       65,057,098         1.39%     (10.65)%

        One Group - Government Bond Portfolio:
         Tax qualified............................  1,993,006       14.213181       28,326,955         1.26%      10.55%
         Non-tax qualified........................  4,592,641       14.213181       65,276,038         1.26%      10.55%

        One Group - Large Cap Growth Portfolio:
         Tax qualified............................  3,344,592       24.860865       83,149,450         1.44%     (23.95)%
         Non-tax qualified........................  8,116,978       24.860865      201,795,094         1.44%     (23.95)%

        One Group - Mid Cap Growth Portfolio:
         Tax qualified............................  1,821,959       30.617485       55,783,802         1.44%       4.42%
         Non-tax qualified........................  4,486,230       30.617485      137,357,080         1.44%       4.42%

                                                                            Unit           Contract                         Total
                                                             Units        Fair Value     Owners' Equity      Expenses*     Return**
                                                           -----------    -----------   ----------------    ----------    ---------
        One Group - Mid Cap Value Portfolio:
         Tax qualified..................................     753,524       12.823112        9,662,523         1.17%        26.26%
         Non-tax qualified..............................   1,801,220       12.823112       23,097,246         1.17%        26.26%
                                                           =========       =========

        Reserves for annuity contracts in payout phase:
         Non-tax qualified..............................                                      735,494
                                                                                      ---------------
                                                                                      $ 1,253,440,666
                                                                                      ===============

     The following is a summary for 1999:

        Fidelity Vip - Equity-income Portfolio:
         Tax Qualified............................  1,964,127     $ 22.280043     $ 43,760,834         1.37%       4.95%
         Non-tax Qualified........................  3,981,435       22.280043       88,706,543         1.37%       4.95%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified............................    379,475       19.911517        7,555,923         1.20%      40.77%
         Non-tax qualified........................  1,038,871       19.911517       20,685,498         1.20%      40.77%

        Nationwide SAT - Money Market Fund:
         Tax qualified............................    632,925       12.249399        7,752,951         1.12%       3.49%
         Non-tax qualified........................    957,505       12.249399       11,728,861         1.12%       3.49%

        Nationwide SAT - Total Return Fund:
         Tax qualified............................  1,294,160       23.518255       30,436,385         1.34%       5.55%
         Non-tax qualified........................  2,639,891       23.518255       62,085,630         1.34%       5.55%

        One Group - Balanced Fund:
         Tax qualified............................  2,679,742       19.675211       52,724,489         1.32%       6.79%
         Non-tax qualified........................  6,639,433       19.675211      130,632,245         1.32%       6.79%

        One Group - Bond Portfolio:
         Tax qualified............................    154,762       10.028902        1,552,093         1.17%***    0.87%***
         Non-tax qualified........................    372,959       10.028902        3,740,369         1.17%***    0.87%***

        One Group - Diversified Equity Portfolio:
         Tax qualified............................    170,001       10.572360        1,797,312         1.14%***   17.14%***
         Non-tax qualified........................    464,908       10.572360        4,915,175         1.14%***   17.14%***

        One Group - Diversified Mid Cap Portfolio:
         Tax qualified............................     66,580       10.890908          725,117         1.11%***   17.14%***
         Non-tax qualified........................    190,256       10.890908        2,072,061         1.11%***   17.14%***

        One Group - Equity Index Fund:
         Tax qualified............................  1,079,436       13.095858       14,136,141         1.18%      19.54%
         Non-tax qualified........................  3,048,481       13.095858       39,922,474         1.18%      19.54%

        One Group - Government Bond Fund:
         Tax qualified............................  1,479,536       12.856498       19,021,652         1.33%      (2.60)%
         Non-tax qualified........................  3,433,968       12.856498       44,148,803         1.33%      (2.60)%

        One Group - Large Cap Growth Portfolio:
         Tax qualified............................  3,016,430       32.691561       98,611,805         1.26%      27.59%
         Non-tax qualified........................  7,063,890       32.691561      230,929,591         1.26%      27.59%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        One Group - Mid Cap Growth Portfolio:
         Tax qualified.........................     1,409,374       29.321738       41,325,295         1.18%      23.79%
         Non-tax qualified.....................     3,356,134       29.321738       98,407,682         1.18%      23.79%

        One Group - Mid Cap Value Portfolio:
         Tax qualified.........................       104,139       10.156152        1,057,652         1.14%***    4.67%***
         Non-tax qualified.....................       293,539       10.156152        2,981,227         1.14%***    4.67%***
                                                     ========       =========    -------------
                                                                               $ 1,061,413,808
                                                                                 =============


     The following is a summary for 1998:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified...........................   1,945,917      $ 21.229680   $  41,311,195         1.33%      10.18%
         Non-tax qualified.......................   3,679,960        21.229680      78,124,373         1.33%      10.18%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified...........................     360,308        14.144224       5,096,277         1.34%      11.29%
         Non-tax qualified.......................     983,989        14.144224      13,917,761         1.34%      11.29%

        Nationwide SAT - Money Market Fund:
         Tax qualified...........................     318,412        11.836880       3,769,005         1.32%       3.90%
         Non-tax qualified.......................     503,644        11.836880       5,961,574         1.32%       3.90%

        Nationwide SAT - Total Return Fund:
         Tax qualified...........................   1,225,858        22.281011      27,313,356         1.33%      16.54%
         Non-tax qualified.......................   2,363,345        22.281011      52,657,716         1.33%      16.54%

        One Group - Asset Allocation Fund:
         Tax qualified...........................   1,717,800        18.423578      31,648,022         1.28%      17.54%
         Non-tax qualified.......................   3,772,445        18.423578      69,501,935         1.28%      17.54%
         Initial Funding by Depositor (note 1a)..      97,500        19.509120       1,902,139         0.00%      17.54%

        One Group - Equity Index Fund:
         Tax qualified...........................     252,427        10.955610       2,765,492         1.07%***   14.25%***
         Non-tax qualified.......................     746,119        10.955610       8,174,189         1.07%***   14.25%***
         Initial Funding by Depositor (note 1a)..     250,000        11.051791       2,762,948         0.00%      14.25%***

        One Group - Government Bond Fund:
         Tax qualified...........................     955,478        13.199019      12,611,372         1.23%       5.93%
         Non-tax qualified.......................   1,715,256        13.199019      22,639,697         1.23%       5.93%
         Initial Funding by Depositor (note 1a)..     500,000        13.977022       6,988,511         0.00%       5.93%

        One Group - Growth Opportunities Fund:
         Tax qualified...........................   1,184,086        23.685874      28,046,112         1.21%      37.02%
         Non-tax qualified.......................   2,725,495        23.685874      64,555,731         1.21%      37.02%
         Initial Funding by Depositor (note 1a)..       2,500        25.081612          62,704         0.00%      37.02%

        One Group - Large Company Growth Fund:
         Tax qualified...........................   2,360,235        25.623274      60,476,948         1.27%      39.43%
         Non-tax qualified.......................   5,213,039        25.623274     133,575,127         1.27%      39.43%
         Initial Funding by Depositor (note 1a)..     300,000        27.132525       8,139,758         0.00%      39.43%
                                                     ========        =========     -----------
                                                                                 $ 682,001,942
                                                                                   ===========

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
     The following is a summary for 1997:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified..........................    1,663,574     $ 19.268781      $  32,055,043       1.32%      26.44%
         Non-tax qualified......................    2,829,983       19.268781         54,530,323       1.32%      26.44%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified..........................      360,753       12.709885          4,585,129       1.36%      10.11%
         Non-tax qualified......................      826,716       12.709885         10,507,465       1.36%      10.11%

        Nationwide SAT - Money Market Fund:
         Tax qualified..........................      269,586       11.392164          3,071,168       1.50%       3.89%
         Non-tax qualified......................      502,861       11.392164          5,728,675       1.50%       3.89%

        Nationwide SAT - Total Return Fund:
         Tax qualified..........................    1,003,531       19.118736         19,186,244       1.31%      27.75%
         Non-tax qualified......................    1,742,657       19.118736         33,317,399       1.31%      27.75%

        One Group - Asset Allocation Fund:
         Tax qualified..........................      882,338       15.674014         13,829,778       1.25%      21.31%
         Non-tax qualified......................    1,619,845       15.674014         25,389,473       1.25%      21.31%
         Initial Funding by Depositor (note 1a).       97,500       16.381936          1,597,239       0.00%      21.31%

        One Group - Government Bond Fund:
         Tax qualified..........................      488,790       12.460216          6,090,429       1.21%       8.24%
         Non-tax qualified......................      785,214       12.460216          9,783,936       1.21%       8.24%
         Initial Funding by Depositor (note 1a).      500,000       13.023184          6,511,592       0.00%       8.24%

        One Group - Growth Opportunities Fund:
         Tax qualified..........................      969,427       17.286833         16,758,323       1.29%      28.12%
         Non-tax qualified......................    1,967,681       17.286833         34,014,973       1.29%      28.12%
         Initial Funding by Depositor (note 1a).        2,500       18.067840             45,170       0.00%      28.12%

        One Group - Large Company Growth Fund:
         Tax qualified..........................    1,752,117       18.376907         32,198,491       1.29%      30.22%
         Non-tax qualified......................    3,368,336       18.376907         61,899,597       1.29%      30.22%
         Initial Funding by Depositor (note 1a).      300,000       19.206744          5,762,023       0.00%      30.22%
                                                    =========       =========    ---------------
                                                                                 $   376,862,470
                                                                                 ===============

     The following is a summary for 1996:

        Fidelity VIP - Equity-Income Portfolio:
         Tax qualified..........................      972,607     $ 15.239003    $    14,821,561       1.29%      12.79%
         Non-tax qualified......................    1,623,389       15.239003         24,738,830       1.29%      12.79%

        Fidelity VIP - Overseas Portfolio:
         Tax qualified..........................      194,098       11.543398          2,240,550       1.27%      11.74%
         Non-tax qualified......................      470,134       11.543398          5,426,944       1.27%      11.74%

        Nationwide SAT - Money Market Fund:
         Tax qualified..........................      174,349       10.965501          1,911,824       1.37%       3.74%
         Non-tax qualified......................      299,032       10.965501          3,279,036       1.37%       3.74%

        Nationwide SAT - Total Return Fund:
         Tax qualified..........................      527,663       14.965912          7,896,958       1.22%      20.25%
         Non-tax qualified......................      907,271       14.965912         13,578,138       1.22%      20.25%

        One Group - Asset Allocation Fund:
         Tax qualified..........................     404,,004       12.921017          5,220,143       1.30%      10.46%
         Non-tax qualified......................      602,084       12.921017          7,779,538       1.30%      10.46%
         Initial Funding by Depositor (note 1a).       97,500       13.329211          1,299,598       0.00%      10.46%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-C

                                                                     Unit           Contract                        Total
                                                      Units       Fair Value     Owners' Equity      Expenses*    Return**
                                                   -----------    -----------   ----------------    ----------    ---------
        One Group - Government Bond Fund:
         Tax Qualified..........................      337,711       11.511652          3,887,612       1.44%       1.35%
         Non-tax Qualified......................      419,072       11.511652          4,824,211       1.44%       1.35%
         Initial Funding by Depositor (Note 1A).      500,000       11.875401          5,937,701       0.00%       1.35%

        One Group - Growth Opportunities Fund:
         Tax qualified..........................      569,164       13.492662          7,679,537       1.28%      14.54%
         Non-tax qualified......................    1,083,660       13.492662         14,621,458       1.28%      14.54%
         Initial Funding by Depositor (note 1a).        2,500       13.919060             34,798       0.00%      14.54%

        One Group - Large Company Growth Fund:
         Tax qualified..........................    1,008,706       14.112701         14,235,566       1.31%      15.15%
         Non-tax qualified......................    1,721,371       14.112701         24,293,194       1.31%      15.15%
         Initial Funding by Depositor (note 1a).      300,000       14.558482          4,367,545       0.00%      15.15%
                                                     ========       =========    ---------------
                                                                                 $   168,074,742
                                                                                 ===============


* This represents expenses as a percentage of the average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-C:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-C (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 16, 2001


--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220



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Insurance Company


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